Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 35,423	$ 17,261
Short-term deposits	95,532	124,759
Restricted Short-term deposit	1,138
Trade accounts receivables	7,751	14,642
Prepaid expenses and other current assets	3,904	4,196
Inventories	10,155	13,836
TOTAL CURRENT ASSETS	153,903	174,694
LONG-TERM ASSETS:
Property and equipment, net	3,555	2,954
Operating lease right-of-use assets	7,458	2,202
Intangible assets	4,702
Goodwill	1,847
Other assets	687	708
TOTAL LONG-TERM ASSETS	18,249	5,864
TOTAL ASSETS	172,152	180,558
CURRENT LIABILITIES:
Trade accounts payable	6,003	4,950
Accrued compensation	4,964	4,257
Current maturities of operating leases liabilities	975	1,766
Other current liabilities	8,384	4,958
TOTAL CURRENT LIABILITIES	20,326	15,931
LONG-TERM LIABILITIES:
Forfeiture Shares, no par value: 359,375 and 1,006,250 shares authorized, issued and outstanding as of December 31, 2024, and 2023;	1	38
Operating leases liabilities	6,645	190
Earnout liability	2,413
Other long-term liabilities	79	95
TOTAL LONG-TERM LIABILITIES	9,138	323
COMMITMENTS AND CONTINGENT LIABILITIES
TOTAL LIABILITIES	29,464	16,254
SHAREHOLDERS’ EQUITY:
Ordinary shares, no par value: 700,000,000 shares authorized as of December 31, 2024 and 2023; 107,614,972 and 103,154,396 shares issued and 106,342,415 and 103,154,396 shares outstanding as of December 31, 2024 and 2023, respectively (excluding 359,375 and 1,006,250 Ordinary shares subject to forfeiture)	49	49
Treasury shares at cost: 625,682 and 0 shares as of December 31, 2024 and 2023, respectively	(1,613)
Additional paid-in capital	357,570	341,591
Accumulated other comprehensive income	601
Accumulated deficit	(213,919)	(177,336)
TOTAL SHAREHOLDERS’ EQUITY	142,688	164,304
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 172,152	$ 180,558